UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-3275
Legg Mason Partners Investment Funds, Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: April 30
Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT
FUNDS, INC.
Legg Mason Partners Multiple Discipline
Funds Global All Cap Growth and Value
FORM N-Q
JULY 31, 2006

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value
Schedule of Investments (unaudited)
July 31, 2006

Shares	Security	Value

COMMON STOCKS — 96.1%

CONSUMER DISCRETIONARY — 15.6%

Automobiles — 0.4%
22,300	Honda Motor Co., Ltd., ADR	$734,785

Hotels, Restaurants & Leisure — 0.6%
29,130	McDonald's Corp.	1,030,910

Household Durables — 0.9%
23,000	Koninklijke Philips Electronics NV, New York Registered Shares	757,390
28,085	Newell Rubbermaid Inc.	740,321

	Total Household Durables	1,497,711

Internet & Catalog Retail — 1.6%
49,000	Amazon.com Inc. *	1,317,610
37,145	Expedia Inc. *	497,743
34,145	IAC/InterActiveCorp. *	809,578

	Total Internet & Catalog Retail	2,624,931

Media — 9.5%
59,800	Cablevision Systems Corp., New York Group, Class A Shares *	1,330,550
69,400	Comcast Corp., Special Class A Shares *	2,379,032
17,420	Discovery Holding Co., Class A Shares *	232,034
16,500	EchoStar Communications Corp., Class A Shares *	578,325
38,600	Grupo Televisa SA, ADR	714,872
15,531	Liberty Global Inc., Series A Shares *	339,352
3,836	Liberty Global Inc., Series C Shares *	81,247
18,275	Liberty Media Holding Corp. - Capital Group, Series A Shares *	1,491,423
101,375	Liberty Media Holding Corp. - Interactive Group, Series A Shares *	1,669,646
114,200	News Corp., Class B Shares	2,297,704
170,240	Time Warner Inc.	2,808,960
50,900	Walt Disney Co.	1,511,221
11,410	WPP Group PLC, ADR	674,103

	Total Media	16,108,469

Multiline Retail — 0.3%
9,750	Target Corp.	447,720

Specialty Retail — 2.3%
25,500	Bed Bath & Beyond Inc. *	853,740
53,000	Charming Shoppes Inc. *	546,430
73,795	Home Depot Inc.	2,561,424

	Total Specialty Retail	3,961,594

	TOTAL CONSUMER DISCRETIONARY	26,406,120

CONSUMER STAPLES — 8.7%

Beverages — 2.5%
46,050	Coca-Cola Co.	2,049,225
10,840	Diageo PLC, ADR	762,269
22,740	PepsiCo Inc.	1,441,261

	Total Beverages	4,252,755

Food & Staples Retailing — 1.8%
34,790	Kroger Co.	797,735
36,930	Tesco PLC, ADR	746,909
24,900	Wal-Mart de Mexico SA de CV, Series V Shares, ADR	771,277
15,000	Wal-Mart Stores Inc.	667,500

	Total Food & Staples Retailing	2,983,421

Food Products — 1.9%
27,100	Groupe Danone, ADR	745,250
13,430	Nestle SA, ADR	1,095,552
30,675	Wm. Wrigley Jr. Co.	1,406,756

	Total Food Products	3,247,558

See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

Household Products — 1.6%
12,540	Kimberly-Clark Corp.	$765,567
36,000	Procter & Gamble Co.	2,023,200

	Total Household Products	2,788,767

Tobacco — 0.9%
19,800	Altria Group Inc.	1,583,406

	TOTAL CONSUMER STAPLES	14,855,907

ENERGY — 6.5%

Energy Equipment & Services — 2.0%
15,000	Grant Prideco Inc. *	682,650
20,000	Halliburton Co.	667,200
7,000	Noble Corp.	502,250
32,600	Weatherford International Ltd. *	1,526,984

	Total Energy Equipment & Services	3,379,084

Oil, Gas & Consumable Fuels — 4.5%
35,200	Anadarko Petroleum Corp.	1,610,048
14,350	BP PLC, ADR	1,040,662
11,546	ConocoPhillips	792,518
18,800	Exxon Mobil Corp.	1,273,512
8,050	Royal Dutch Shell PLC, ADR, Class A Shares	569,940
6,500	Suncor Energy Inc.	526,825
27,580	Total SA, ADR	1,881,783

	Total Oil, Gas & Consumable Fuels	7,695,288

	TOTAL ENERGY	11,074,372

FINANCIALS — 16.4%

Capital Markets — 4.9%
15,500	Bank of New York Co. Inc.	520,955
4,795	Goldman Sachs Group Inc.	732,436
30,000	Lehman Brothers Holdings Inc.	1,948,500
48,900	Merrill Lynch & Co. Inc.	3,560,898
37,510	Nomura Holdings Inc., ADR	668,428
15,300	UBS AG	832,320

	Total Capital Markets	8,263,537

Commercial Banks — 3.4%
9,490	Bank of Ireland, ADR	685,178
7,700	HSBC Holdings PLC, ADR	700,392
76,130	Mitsubishi UFJ Financial Group Inc., ADR	1,062,014
39,200	National Bank of Greece SA, ADR	301,448
36,510	United Overseas Bank Ltd., ADR	721,985
17,575	Wachovia Corp.	942,547
18,800	Wells Fargo & Co.	1,359,992

	Total Commercial Banks	5,773,556

Consumer Finance — 1.8%
17,840	American Express Co.	928,750
12,950	Capital One Financial Corp.	1,001,683
9,310	ORIX Corp., ADR	1,208,438

	Total Consumer Finance	3,138,871

Diversified Financial Services — 1.8%
22,460	Bank of America Corp.	1,157,364
17,960	ING Groep NV, ADR	727,380
24,500	JPMorgan Chase & Co.	1,117,690

	Total Diversified Financial Services	3,002,434

Insurance — 3.7%
12,000	AFLAC Inc.	529,680
48,200	American International Group Inc.	2,924,294
See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

Insurance — 3.7% (continued)
19,500	AXA, ADR	$670,605
14,300	Chubb Corp.	721,006
22,000	Marsh & McLennan Cos. Inc.	594,660
18,380	St. Paul Travelers Cos. Inc.	841,804

	Total Insurance	6,282,049

Thrifts & Mortgage Finance — 0.8%
12,500	Golden West Financial Corp.	920,750
30,000	New York Community Bancorp Inc.	489,900

	Total Thrifts & Mortgage Finance	1,410,650

	TOTAL FINANCIALS	27,871,097

HEALTH CARE — 17.7%

Biotechnology — 7.4%
28,900	Alkermes Inc. *	495,924
35,900	Amgen Inc. *	2,503,666
71,600	Biogen Idec Inc. *	3,015,792
18,900	Genentech Inc. *	1,527,498
26,900	Genzyme Corp. *	1,836,732
34,200	ImClone Systems Inc. *	1,111,500
150,000	Isis Pharmaceuticals Inc. *	901,500
103,998	Millennium Pharmaceuticals Inc. *	1,021,261
75,000	Nanogen Inc. *	147,000

	Total Biotechnology	12,560,873

Health Care Equipment & Supplies — 0.4%
16,880	Smith & Nephew PLC, ADR	726,684

Health Care Providers & Services — 2.6%
71,900	UnitedHealth Group Inc.	3,438,977
12,500	WellPoint Inc. *	931,250

	Total Health Care Providers & Services	4,370,227

Pharmaceuticals — 7.3%
15,000	Abbott Laboratories	716,550
38,000	Forest Laboratories Inc. *	1,759,780
19,170	GlaxoSmithKline PLC, ADR	1,060,676
45,655	Johnson & Johnson	2,855,720
25,450	Novartis AG, ADR	1,430,799
11,550	Novo-Nordisk A/S, ADR	710,325
114,500	Pfizer Inc.	2,975,855
18,000	Sanofi-Aventis, ADR	853,020

	Total Pharmaceuticals	12,362,725

	TOTAL HEALTH CARE	30,020,509

INDUSTRIALS — 6.9%

Aerospace & Defense — 1.5%
8,970	Boeing Co.	694,457
17,400	L-3 Communications Holdings Inc.	1,281,510
11,400	Raytheon Co.	513,798

	Total Aerospace & Defense	2,489,765

Building Products — 0.3%
17,000	Masco Corp.	454,410

Commercial Services & Supplies — 0.4%
13,125	Avery Dennison Corp.	769,519

Industrial Conglomerates — 3.9%
57,680	General Electric Co.	1,885,559
14,460	Hutchison Whampoa Ltd., ADR	659,015
11,000	Textron Inc.	989,010
32,000	Tomkins PLC, ADR	679,040
See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

Industrial Conglomerates — 3.9% (continued)
89,750	Tyco International Ltd.	$2,341,577

	Total Industrial Conglomerates	6,554,201

Machinery — 0.8%
38,000	Pall Corp.	991,040
6,000	Parker Hannifin Corp.	433,440

	Total Machinery	1,424,480

	TOTAL INDUSTRIALS	11,692,375

INFORMATION TECHNOLOGY — 15.7%

Communications Equipment — 2.5%
75,000	C-COR Inc. *	495,750
102,000	Cisco Systems Inc. *	1,820,700
25,600	Comverse Technology Inc. *	496,128
75,750	Nokia Oyj, ADR	1,503,638

	Total Communications Equipment	4,316,216

Computers & Peripherals — 2.4%
47,920	Dell Inc. *	1,038,906
13,660	International Business Machines Corp.	1,057,420
21,720	SanDisk Corp. *	1,013,455
42,069	Seagate Technology	976,001

	Total Computers & Peripherals	4,085,782

Electronic Equipment & Instruments — 0.6%
15,750	Mettler-Toledo International Inc. *	969,098

Internet Software & Services — 1.2%
74,500	Yahoo! Inc. *	2,021,930

Office Electronics — 0.6%
14,650	Canon Inc., ADR	1,055,972

Semiconductors & Semiconductor Equipment — 3.9%
25,000	Broadcom Corp., Class A Shares *	599,750
28,200	Cree Inc. *	556,386
103,450	Intel Corp.	1,862,100
83,250	Micron Technology Inc. *	1,297,867
79,500	Texas Instruments Inc.	2,367,510

	Total Semiconductors & Semiconductor Equipment	6,683,613

Software — 4.5%
24,000	Advent Software Inc. *	749,280
27,500	Autodesk Inc. *	938,025
27,000	Electronic Arts Inc. *	1,271,970
124,875	Microsoft Corp.	3,000,746
21,420	SAP AG, ADR	977,395
19,800	Trend Micro Inc., ADR	649,836

	Total Software	7,587,252

	TOTAL INFORMATION TECHNOLOGY	26,719,863

MATERIALS — 2.9%

Chemicals — 1.9%
11,550	Air Products & Chemicals Inc.	738,391
8,480	BASF AG, ADR	682,555
18,740	BOC Group PLC, ADR	1,121,402
15,000	E.I. du Pont de Nemours & Co.	594,900

	Total Chemicals	3,137,248

Construction Materials — 0.6%
32,990	CRH PLC, ADR	1,080,423

Metals & Mining — 0.4%
3,490	Rio Tinto PLC, ADR	729,026

	TOTAL MATERIALS	4,946,697

See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

TELECOMMUNICATION SERVICES — 4.0%

Diversified Telecommunication Services — 1.8%
36,148	AT&T Inc.	$1,084,079
10,014	Embarq Corp. *	453,133
31,500	Nippon Telegraph & Telephone Corp., ADR	819,000
14,108	Telefonica SA, ADR	714,852

	Total Diversified Telecommunication Services	3,071,064

Wireless Telecommunication Services — 2.2%
15,400	ALLTEL Corp.	849,618
28,150	SK Telecom Co., Ltd., ADR	658,992
62,988	Sprint Nextel Corp.	1,247,162
41,213	Vodafone Group PLC, ADR	893,487

	Total Wireless Telecommunication Services	3,649,259

	TOTAL TELECOMMUNICATION SERVICES	6,720,323

UTILITIES — 1.7%

Electric Utilities — 0.5%
25,520	Endesa, SA, ADR	869,722

Gas Utilities — 0.4%
289,100	Hong Kong & China Gas, ADR	650,475

Multi-Utilities — 0.8%
27,850	Sempra Energy	1,344,041

	TOTAL UTILITIES	2,864,238

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $151,760,139)	163,171,501

Face
Amount

SHORT-TERM INVESTMENT — 3.8%
Repurchase Agreement — 3.8%
$6,534,000	Interest in $559,223,000 joint tri-party repurchase agreement dated 7/31/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.260% due 8/1/06; Proceeds at maturity - $6,534,955; (Fully collateralized by U.S. Treasury Bills, 0.000% due 8/24/06; Market value - $6,664,687) (Cost — $6,534,000)	6,534,000

	TOTAL INVESTMENTS — 99.9% (Cost — $158,294,139#)	169,705,501
	Other Assets in Excess of Liabilities — 0.1%	143,660

	TOTAL NET ASSETS — 100.0%	$169,849,161

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt
Summary of Investments by Country ** (unaudited)

United States	75.8%
United Kingdom	5.7%
Japan	3.7%
France	2.5%
Switzerland	2.4%
Bermuda	1.0%
Germany	1.0%
See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value
Schedule of Investments (unaudited) (continued)
July 31, 2006

Ireland	0.9%
Finland	0.9%
Mexico	0.9%
Spain	0.9%
Netherlands	0.9%
Hong Kong	0.9%
South Korea	0.8%
Cayman Islands	0.4%
Singapore	0.4%
Denmark	0.4%
Canada	0.3%
Greece	0.2%
100%

**	As a percent of total investments. Please note that Fund holdings are as of July 31, 2006 and are subject to change.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (the “Fund”) is a separate diversified series of Legg Mason Partners Investment Funds, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,206,542
Gross unrealized depreciation	(14,795,180)

Net unrealized appreciation	$11,411,362

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Investment Funds, Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: September 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date: September 28, 2006